IDENTIFIABLE INTANGIBLE ASSETS, NONCURRENT LIABILITY AND GOODWILL (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	$ 574,240	$ 563,075
Accumulated amortization	(96,506)	(57,231)
Total intangible assets, net	$ 477,734	$ 505,844
Noncurrent liability
Unfavorable gas gathering contract, useful lives	10 years	10 years
Unfavorable contract, Gross Carrying Amount	$ 10,962	$ 10,962
Unfavorable gas gathering contract, Accumulated Amortization	(5,385)	(4,588)
Unfavorable gas gathering contract, Net	5,577	6,374
Amortization expense
Amortization expense - unfavorable contract	797	1,046	$ 1,524
Amortization of favorable and unfavorable contracts	(944)	$ (1,032)	(191)
Assets
2015	42,254
2016	42,219
2017	41,069
2018	40,673
2019	40,619
Liability
2015	698
2016	924
2017	1,047
2018	1,123
2019	$ 957
Favorable gas gathering contract
Finite-Lived Intangible Assets [Line Items]
Useful lives	18 years 8 months 12 days	18 years 8 months 12 days
Gross carrying amount	$ 24,195	$ 24,195
Accumulated amortization	(8,056)	(6,315)
Total intangible assets, net	16,139	17,880
Amortization expense
Amortization expense	$ 1,741	$ 2,078	1,715
Contract intangibles
Finite-Lived Intangible Assets [Line Items]
Useful lives	12 years 6 months	12 years 6 months
Gross carrying amount	$ 426,464	$ 426,464
Accumulated amortization	(75,713)	(43,158)
Total intangible assets, net	350,751	383,306
Amortization expense
Amortization expense	$ 32,554	$ 28,654	12,642
Rights-of-way
Finite-Lived Intangible Assets [Line Items]
Useful lives	24 years 8 months	24 years 8 months
Gross carrying amount	$ 123,581	$ 112,416
Accumulated amortization	(12,737)	(7,758)
Total intangible assets, net	110,844	104,658
Amortization expense
Amortization expense	$ 4,979	$ 4,607	$ 1,610